Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Contingency [Line Items]
Percent of uncertain income tax positions recognized	50.00%	50.00%
Liability for unrecognized tax benefits	$ 0	$ 0
Percentage of change in ownership	50.00%
Period of change in ownership	3 years
Federal [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 5,303,000
Net operating loss carryforwards, expiration year	expiring beginning in 2034
Federal [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Research and development tax credits	$ 16,000
Income tax research and development expiration year	begin to expire in 2034
California [Member]
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 8,622,000
Net operating loss carryforwards, expiration year	expiring beginning in 2022
California [Member] | Research Tax Credit Carryforward [Member]
Income Tax Contingency [Line Items]
Research and development tax credits	$ 3,376,000